Label	Element	Value
Allspring Disciplined Small Cap Fund | (Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional)
Prospectus [Line Items]	oef_ProspectusLineItems
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 24 and 25 of the Prospectus and “Additional Purchase and Redemption Information” on page 86 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 44 for further information.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2026
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Assuming you sold your shares, you would pay:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	57.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of small-capitalization companies.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was approximately $17 million to $10.8 billion, as of June 30, 2024 and is expected to change frequently. Furthermore, we may use futures contracts in order to equitize cash.

We employ a risk controlled investment approach in seeking to construct a broadly diversified portfolio of companies with a superior valuation and earnings profile. Our research, which utilizes a combination of quantitative methods and fundamental analysis, identifies companies based on valuation, earnings and trading momentum characteristics that give a comprehensive view of each company’s relative valuation, operational and financial performance, and stock price behavior. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	allspringglobal.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Highest Quarter: December 31, 2020	+28.09%
Lowest Quarter: March 31, 2020	-33.33%
Year-to-date total return as of June 30, 2025 is +1.80%

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	oef_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Allspring Disciplined Small Cap Fund | (Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Allspring Disciplined Small Cap Fund | (Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund may lose money
Allspring Disciplined Small Cap Fund | (Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Allspring Disciplined Small Cap Fund | (Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Allspring Disciplined Small Cap Fund | (Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Smaller Company Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
Allspring Disciplined Small Cap Fund | (Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Futures Contracts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Allspring Disciplined Small Cap Fund | (Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Growth/Value Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Allspring Disciplined Small Cap Fund | (Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Allspring Disciplined Small Cap Fund | (Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%	[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.78%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.28%	[2]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.92%	[2],[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 663
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	924
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,204
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 2,001
Bar Chart [Heading]	oef_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Year-to-date total return as of June 30, 2025 is +1.80%
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	1.80%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarter: December 31, 2020
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	28.09%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2020
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(33.33%)
Allspring Disciplined Small Cap Fund | (Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%	[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.36%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.86%	[2]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.50%	[2],[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	238
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	441
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,027
Allspring Disciplined Small Cap Fund | (Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Administrator Class
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%	[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.71%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.21%	[2]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.85%	[2],[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	348
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	630
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,434
Allspring Disciplined Small Cap Fund | (Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%	[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.46%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.96%	[2]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.60%	[2],[3]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	270
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	496
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,145
(Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.54%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.40%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.82%
(Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.81%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.55%
(Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(1.35%)
Annual Return [Percent]	oef_AnnlRtrPct	19.43%
Annual Return [Percent]	oef_AnnlRtrPct	14.84%
Annual Return [Percent]	oef_AnnlRtrPct	(18.40%)
Annual Return [Percent]	oef_AnnlRtrPct	23.22%
Annual Return [Percent]	oef_AnnlRtrPct	11.76%
Annual Return [Percent]	oef_AnnlRtrPct	23.78%
Annual Return [Percent]	oef_AnnlRtrPct	(16.06%)
Annual Return [Percent]	oef_AnnlRtrPct	21.32%
Annual Return [Percent]	oef_AnnlRtrPct	9.49%
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Class A (before taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.20%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.77%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.06%
Performance Inception Date	oef_PerfInceptionDate	Jul. 31, 2018
(Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Class A | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Class A (after taxes on distributions)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.17%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.38%
(Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Class A (after taxes on distributions and the sale of Fund Shares)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.38%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.07%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.82%
(Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Class R6 (before taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.94%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.27%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.90%
Performance Inception Date	oef_PerfInceptionDate	Oct. 31, 2016
(Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Administrator Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Administrator Class (before taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.43%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.97%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.58%
Performance Inception Date	oef_PerfInceptionDate	Aug. 01, 1993
(Allspring U.S. Equity Funds - Classes A, R6, Administrator, Institutional) | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Institutional Class (before taxes)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.73%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.85%
Performance Inception Date	oef_PerfInceptionDate	Oct. 31, 2014

[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
[2]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
[3]	The Manager has contractually committed through July 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.92% for Class A, 0.50% for Class R6, 0.85% for Administrator Class and 0.60% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.